United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7141

                      (Investment Company Act File Number)


                     Federated World Investment Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 2/28/05


Item 1.     Schedule of Investments



Federated Global Equity Fund
Portfolio of Investments
February 28, 2005 (unaudited)

   Shares or
   Principal                                                                       Value in
   Amount                                                                          U.S. Dollars


                         Common Stocks--99.4%
                         Banking--6.0%
   26,300                Banco Santander Central Hispano, S.A.              $      325,963
   6,500                 Kookmin Bank                                              300,249
   1,476,600             Krung Thai Bank PLC                                       374,556
   4,700                 Royal Bank of Scotland PLC, Edinburgh                     161,078
   60                    UFJ Holdings, Inc.                                        331,739
                         Total                                                     1,493,585
                         Capital Goods--7.1%
   1,200                 3M Co.                                                    100,728
   12,000                General Electric Co.                                      422,400
   2,800                 Parker-Hannifin Corp.                                     184,240
   2,400                 SMC Corp.                                                 292,252
   3,700                 Siemens AG                                                290,189
   18,000                Sumitomo Electric Industries                              198,355
   8,500                 Tyco International Ltd.                                   284,580
                         Total                                                     1,772,744
                         Commercial Services & Supplies--2.7%
   93,800                Hays PLC                                                  242,049
   14,900                Waste Management, Inc.                                    435,676
                         Total                                                     677,725
                         Consumer Durables & Apparel--1.8%
   11,800                Philips Electronics NV                                    326,406
   2,700                 Tod's S. p. A.                                            129,565
                         Total                                                     455,971
                         Diversified Financials--10.1%
   13,200                Amvescap PLC                                              86,520
   10,700                Citigroup, Inc.                                           510,604
   5,700                 Credit Suisse Group                                       248,584
   9,200                 J.P. Morgan Chase & Co.                                   336,260
   3,800                 Morgan Stanley                                            214,586
   4,240                 Takefuji Corp.                                            302,162
   43,800                iShares MSCI Japan                                        473,478
   29,000                iShares MSCI Taiwan                                       360,760
                         Total                                                     2,532,954
                         Energy--7.6%
   3,800                 BJ Services Co.                                           189,848
   2,100                 BP PLC, ADR                                               136,332
   5,850         (1)     Cooper Cameron Corp.                                      337,486
   4,000                 GlobalSantaFe Corp.                                       150,000
   3,800                 Petrokazakhstan, Inc., Class A                            166,250
   3,000                 Pioneer Natural Resources, Inc.                           126,510
   6,000                 Repsol YPF SA                                             163,347
   6,700                 Royal Dutch Petroleum Co.                                 422,298
   3,100         (1)     Spinnaker Exploration Co.                                 111,166
   400                   Total SA, Class B                                         94,968
                         Total                                                     1,898,205
                         Food & Staples Retailing--1.1%
   5,200                 Wal-Mart Stores, Inc.                                     268,372
                         Food Beverage & Tobacco--8.4%
   12,900                Coca-Cola Co.                                             552,120
   8,200         (1)     Dean Foods Co.                                            283,310
   45,600                Diageo PLC                                                649,048
   5,700                 Heineken NV                                               194,579
   6,200                 Unilever N.V.                                             412,950
                         Total                                                     2,092,007
                         Healthcare Equipment & Services--0.4%
   1,900                 Medtronic, Inc.                                           99,028
                         Hotels Restaurants & Leisure--0.5%
   10,100                InterContinental Hotels Group PLC                         129,392
                         Household & Personal Products--1.2%
   5,900                 Colgate-Palmolive Co.                                     312,228
                         Insurance--2.7%
   6,300                 AXA                                                       169,429
   1,300                 Allianz AG Holding                                        164,600
   14,800                Prudential PLC                                            134,558
   2,800                 Swiss Re                                                  205,528
                         Total                                                     674,115
                         Materials--3.3%
   3,500                 Alcan, Inc.                                               139,895
   9,800                 Cia de Minas Buenaventura SA, Class B, ADR                226,968
   5,300                 Freeport-McMoRan Copper & Gold, Inc., Class
                         B                                                         221,646
   254,900               Lihir Gold Ltd.                                           230,260
                         Total                                                     818,769
                         Media--9.7%
   6,900                 Clear Channel Communications, Inc.                        229,632
   96,200                ITV PLC                                                   214,496
   17,700                Interpublic Group Cos., Inc.                              232,578
   3,200         (1)     NTL, Inc.                                                 207,648
   11,800                News Corp., Inc.                                          203,078
   29,000                Reed Elsevier PLC                                         295,156
   11,300        (1)     Telewest Global                                           188,597
   18,600        (1)     Time Warner, Inc.                                         320,478
   15,100                Viacom, Inc., Class B                                     526,990
                         Total                                                     2,418,653
                         Pharmaceuticals & Biotechnology--11.3%
   31,400                GlaxoSmithKline PLC                                       750,219
   14,000        (1)     Medimmune, Inc.                                           337,120
   3,200                 Novartis AG                                               160,496
   1,800                 Roche Holding AG                                          189,857
   6,800                 Sanofi-Aventis                                            543,855
   6,700                 Takeda Pharmaceutical Co. Ltd.                            321,092
   12,900                Wyeth                                                     526,578
                         Total                                                     2,829,217
                         Retailing--1.3%
   5,400                 Gap (The), Inc.                                           115,182
   6,700                 PetSmart, Inc.                                            204,350
                         Total                                                     319,532
                         Semiconductors & Semiconductor
                         Equipment--2.2%
   11,700                Intel Corp.                                               280,566
   500                   Samsung Electronics Co.                                   262,320
                         Total                                                     542,886
                         Software & Services--3.9%
   7,300         (1)     Ask Jeeves, Inc.                                          166,878
   8,400         (1)     BMC Software, Inc.                                        125,580
   19,200                Microsoft Corp.                                           483,456
   15,200        (1)     Oracle Corp.                                              196,232
                         Total                                                     972,146
                         Technology Hardware & Equipment--7.3%
   19,500        (1)     Cisco Systems, Inc.                                       339,690
   22,900        (1)     Corning, Inc.                                             262,663
   8,500                 EMC Corp. Mass                                            107,610
   2,600                 IBM Corp.                                                 240,708
   19,500                Motorola, Inc.                                            305,370
   38,600                Nortel Networks Corp.                                     102,024
   9,200                 Scientific-Atlanta, Inc.                                  284,280
   44,000                Toshiba Corp.                                             193,610
                         Total                                                     1,835,955
                         Telecommunication Services--4.2%
   32,500                China Mobile (Hong Kong) Ltd.                             106,056
   124,000               China Unicom Ltd.                                         110,502
   5,800                 Leap Wireless International, Inc.                         155,440
   49,300                Magyar Tavkozlesi Rt (Matav)                              256,373
   6,300                 Millicom International Cellular S. A., ADR                141,309
   103,603               Vodafone Group PLC                                        271,329
                         Total                                                     1,041,009
                         Transportation--4.2%
   249,500       (1)     Airports of Thailand Public Co. Ltd.                      319,117
   16,100        (1)     Cintra Concesiones de infraestructuras                    183,342
   12,500                Deutsche Post AG                                          300,417
   63                    West Japan Railway Co.                                    248,288
                         Total                                                     1,051,164
                         Utilities--2.4%
   23,500                Enel SpA                                                  226,069
   23,400                Scottish Power PLC                                        184,411
   5,400                 Veolia Environnement                                      187,841
                         Total                                                     598,321
                         Total Common Stocks (identified cost
                         $22,510,201)                                              24,833,978
                         Repurchase Agreement--0.9%
$  223,000               Interest in $2,000,000,000 joint repurchase
                         agreement with Barclays Capital, Inc.,
                         2.640%, dated 2/28/2005, to be repurchased
                         at $223,016 on 3/1/2005, collateralized by
                         US Government Agency Obligations with
                         various maturities to 11/15/2030,
                         collateral market value $2,040,000,470 (at
                         amortized cost)                                           223,000
                         TOTAL INVESTMENTS-100.3%
                         (identified cost $22,733,201)(2)                          25,056,978
                         OTHER ASSETS AND LIABILITIES-NET-(0.3)%                   (67,768)
                         TOTAL NET ASSETS-100%                              $      24,989,210

1      Non-income producing security.
2      The cost of investments for federal tax purposes amounts was
       $22,733,201.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized
       appreciation/depreciation resulting from changes in foreign currency exchange rates was $2,323,777. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,531,680 and net unrealized depreciation from investments for those securities having an excess of cost over value of $207,903 at February 28, 2005.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE).
Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S.
dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronym is used throughout this portfolio:
   ADR     --American Depositary Receipt




Federated International Capital Appreciation Fund
Portfolio of Investments
February 28, 2005 (unaudited)

   Principal
   Amount                                                                        Value in
   or Shares                                                                     U.S. Dollars
                        Common Stocks--98.1%
                        Automobiles & Components--2.9%
   65,800               Aisin Seiki Co.                                    $     1,485,441
   662,000              China Motor Co. Ltd.                                     858,385
   43,300               DaimlerChrysler AG                                       2,006,177
                        Total                                                    4,350,003
                        Banks--14.4%
   27,500               ABN AMRO Holdings NV                                     757,050
   52,300               Alpha Bank AE                                            2,008,340
   30,860               BNP Paribas SA                                           2,239,308
   104,750              Banca Popolare di Verona                                 2,052,831
   18,637        (1)    Bank Austria Creditanstalt                               1,813,848
   120,900              HSBC Holdings PLC                                        2,017,126
   24,100               KBC Bank N.V.                                            2,028,010
   6,558,500            Krung Thai Bank PLC                                      1,663,636
   41,600               National Bank of Greece                                  1,580,930
   65,219               Royal Bank of Scotland PLC, Edinburgh                    2,235,180
   2,321,786            Sinopac Holdings Co.                                     1,434,308
   260                  Sumitomo Mitsui Financial Group, Inc.                    1,805,625
                        Total                                                    21,636,192
                        Capital Goods--5.8%
   1,591,780     (1)    Alstom                                                   1,475,430
   16,200               SMC Corp.                                                1,972,699
   24,500               Schneider Electric SA                                    1,956,234
   336,000              Shimizu Corp.                                            1,652,038
   102,570              Smiths Industries                                        1,683,702
                        Total                                                    8,740,103
                        Commercial Services & Supplies--3.1%
   27,400               Adecco SA                                                1,496,926
   213,100              Capita Group PLC                                         1,553,446
   578,600              Macquarie Airports                                       1,535,917
                        Total                                                    4,586,289
                        Consumer Durables & Apparel--3.3%
   121,000              Matsushita Electric Industrial Co.                       1,811,412
   54,800               Philips Electronics NV                                   1,515,851
   100,000              Sharp Corp.                                              1,594,605
                        Total                                                    4,921,868
                        Diversified Financials--3.2%
   19,900               Acom Co. Ltd.                                            1,368,672
   27,000               Takefuji Corp.                                           1,924,144
   17,600               UBS AG                                                   1,529,051
                        Total                                                    4,821,867
                        Energy--9.4%
   320,319              BP PLC                                                   3,460,239
   1,704,000            China Petroleum and Chemical Corp. (Sinopec)             781,105
   61,100               ENI SpA                                                  1,593,841
   25,700               Petro-Canada                                             1,423,356
   9,300                Petrokazakhstan, Inc., Class A                           406,875
   43,600               Petroleo Brasileiro SA, ADR                              2,127,680
   79,900               Repsol YPF SA                                            2,175,241
   9,010                Total SA, Class B                                        2,139,156
                        Total                                                    14,107,493
                        Food & Staples Retailing--2.2%
   142,250              Ahold NV                                                 1,286,502
   335,977              Tesco PLC                                                1,971,298
                        Total                                                    3,257,800
                        Food Beverage & Tobacco--5.0%
   180                  Japan Tobacco, Inc.                                      1,962,885
   54,160        (1)    Koninklijke Numico NV                                    2,187,338
   5,600                Nestle SA                                                1,555,020
   27,400               Unilever NV                                              1,824,971
                        Total                                                    7,530,214
                        Health Care Equipment & Services--0.6%
   11,700               Celesio AG                                               884,625
                        Hotels Restaurants & Leisure--2.6%
   441,000              Compass Group PLC                                        2,123,408
   99,600               Skylark Co.                                              1,731,138
                        Total                                                    3,854,546
                        Insurance--5.8%
   84,220               AXA                                                      2,264,971
   15,600               Allianz AG Holding                                       1,975,199
   54,800               ING Canada, Inc.                                         1,510,621
   482,200       (1)    Promina Group Ltd.                                       1,925,760
   15,200               Swiss Re                                                 1,115,722
                        Total                                                    8,792,273
                        Materials--5.2%
   23,410               Anglo American Platinum Corp. Ltd.                       923,353
   50,900               Bayer AG                                                 1,779,341
   119,100              Harmony Gold Mining Co. Ltd., ADR                        1,017,114
   39,000        (1)    JFE Holdings, Inc.                                       1,201,263
   235,000              Taiyo Nippon Sanso Corp.                                 1,463,411
   67,280               UPM - Kymmene Oyj                                        1,500,256
                        Total                                                    7,884,738
                        Media--6.6%
   196,420              British Sky Broadcasting Group PLC                       2,138,812
   804,900              ITV PLC                                                  1,794,680
   10,500        (1)    NTL, Inc.                                                681,345
   92,605               News Corp., Inc., Class B, GDR                           1,607,760
   145,800              Pearson PLC                                              1,787,991
   2,386,000            SCMP Group Ltd.                                          1,086,082
   48,000        (1)    Telewest Global                                          801,120
                        Total                                                    9,897,790
                        Pharmaceuticals & Biotechnology--9.2%
   20,200               AstraZeneca PLC                                          795,962
   136,551              GlaxoSmithKline PLC                                      3,262,519
   44,700               Novartis AG                                              2,241,928
   10,210               Roche Holding AG                                         1,076,911
   37,892               Sanofi-Aventis                                           3,030,553
   44,900               Shire Pharmaceuticals Group PLC, ADR                     1,510,885
   38,800               Takeda Pharmaceutical Co. Ltd.                           1,859,460
                        Total                                                    13,778,218
                        Retailing--0.8%
   750,000              Lifestyle International Holdings Ltd.                    1,283,827
                        Semiconductors & Semiconductor
                        Equipment--1.5%
   126,600              STMicroelectronics N.V.                                  2,259,753
                        Software & Services--3.0%
   21,600        (1)    Atos SA                                                  1,574,521
   400                  Net One Systems Co. Ltd.                                 1,209,107
   10,215               SAP AG (Systeme, Anwendungen, Produkte in
                        der Datenverarbeitung)                                   1,659,530
                        Total                                                    4,443,158
                        Technology Hardware & Equipment--2.6%
   50,200        (1)    Celestica, Inc.                                          645,572
   7,500                Keyence Corp.                                            1,817,964
   85,910               Nokia Oyj                                                1,396,946
                        Total                                                    3,860,482
                        Telecommunication Services--6.0%
   100,980              Deutsche Telekom AG, Class REG                           2,115,336
   45,850               France Telecommunications                                1,384,241
   259,000              Magyar Tavkozlesi Rt (Matav)                             1,346,867
   19,400               Millicom International Cellular S. A., ADR               435,142
   458,900              Telecom Italia SpA                                       1,449,252
   843,279              Vodafone Group PLC                                       2,208,487
                        Total                                                    8,939,325
                        Transportation--2.9%
   1,157,000     (1)    Airports of Thailand Public Co. Ltd.                     1,479,834
   66,700               TPG NV                                                   1,865,337
   270                  West Japan Railway Co.                                   1,064,090
                        Total                                                    4,409,261
                        Utilities--2.0%
   111,800              Enel SpA                                                 1,075,511
   236,300              Scottish Power PLC                                       1,862,236
                        Total                                                    2,937,747
                        Total Common Stocks (identified cost
                        $126,213,200)                                            147,177,572
                        Repurchase Agreement--2.1%
   3,227,000            Interest in $2,000,000,000 joint repurchase
                        agreement with Barclays Capital, Inc.,
                        2.64%, dated 2/28/2005 to be repurchased at
                        $3,227,237 on 3/1/2005, collateralized by
                        U.S. Government Agency Obligations  with
                        various maturities to 11/15/2030, collateral
                        market value $2,040,000,470 (at amortized
                        cost)                                                    3,227,000
                        Total Investments--100.2%
                        (identified cost $129,440,200)(2)                        150,404,572
                        Other assets and liabilities--net--(0.2)%                  (315,618)
                        Total Net assets--100%                              $     150,088,954

1      Non-income producing security.
2      The cost of investments for federal tax purposes was $129,440,200. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $20,964,372. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,173,322 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,208,950.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Investments in other open-ended regulated investment companies are valued at net asset value.  Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.
The following acronyms are used throughout this portfolio:
ADR         --American Depositary Receipt
GDR         --Global Depository Receipt








Federated International High Income Fund
Portfolio of Investments
February 28, 2005 (unaudited)

   Shares or
   Foreign
   Currency                                                                        Value in
   Par Amount                                                                      U.S. Dollars
                          Common Stocks--1.1%
                          Telecommunications & Cellular--1.1%
   1,285,485      (1)     Jazztel PLC                                        $     1,719,197
                          Total Common Stocks (identified cost
                          $1,434,323)                                              1,719,197
                          Corporate Bonds--29.5%
                          Brewing--1.7%
$  2,500,000      (2)     Bavaria, Series 144A, 8.875%, 11/1/2010                  2,775,000
                          Broadcast Radio & TV--1.9%
   2,500,000              Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032            3,037,500
                          Building Materials--0.8%
   1,000,000      (2)     EB Holdings, Inc., Sr. Note, Series 144A,
                          10.00%, 2/15/2015                                        1,301,177
                          Cable & Wireless Television--2.0%
   480,000                Innova S De R.L., 9.375%, 9/19/2013                      547,200
   1,000,000      (2)     Kabel Deutschland GMBH Industrial, Series
                          144A, 10.75%, 7/1/2014                                   1,567,795
   2,500,000     (1,3)    Satelites Mexicanos SA, Sr. Note, 10.125%,
                          1/31/2006                                                1,212,500
                          Total                                                    3,327,495
                          Container & Glass Products--2.1%
   790,000                Vicap SA, Sr. Note, Series EXCH, 11.375%,
                          5/15/2007                                                800,902
   2,550,000      (2)     Vitro SA, Note, Series 144A, 11.75%,
                          11/1/2013                                                2,601,000
                          Total                                                    3,401,902
                          Hotels, Motels, Inns & Casinos--1.0%
   1,500,000      (2)     Grupo Posadas SA de C.V., Sr. Note, 8.75%,
                          10/4/2011                                                1,642,500
                          Oil & Gas--8.6%
   2,500,000              Bluewater Finance Ltd., Company Guarantee,
                          10.25%, 2/15/2012                                        2,775,000
   2,750,000      (2)     Gaz Capital SA, Note, Series 144A, 8.625%,
                          4/28/2034                                                3,245,000
   2,200,000      (2)     Gazprom, Note, Series 144A, 9.625%, 3/1/2013             2,631,750
   1,900,000              Petronas Capital Ltd., Series REGS, 7.875%,
                          5/22/2022                                                2,400,574
   3,000,000      (2)     Petrozuata Finance, Inc., Company Guarantee,
                          Series 144A, 8.22%, 4/1/2017                             2,955,000
                          Total                                                    14,007,324
                          Printing & Publishing--0.7%
   975,000                Yell Finance BV, Sr. Note, 10.75%, 8/1/2011              1,112,719
                          Rail Industry--1.2%
   2,000,000              Transportacion Ferroviaria Mexicana SA de
                          CV, Company Guarantee, 11.75%, 6/15/2009                 2,025,000
                          Sovereign--2.5%
   3,250,000      (2)     Aries Vermogensverwaltng, Credit-Linked
                          Note, Series 144A, 9.60%, 10/25/2014                     4,042,188
                          Steel--2.4%
   1,200,000      (2)     CSN Islands IX Corp., Sr. Note, Series 144A,
                          10.00%, 1/15/2015                                        1,314,000
   2,325,000      (2)     CSN Islands VIII Corp., Company Guarantee,
                          Series 144A, 9.75%, 12/16/2013                           2,545,875
                          Total                                                    3,859,875
                          Telecommunications & Cellular--3.2%
   2,000,000              Partner Communications, Sr. Sub. Note,
                          13.00%, 8/15/2010                                        2,272,500
   500,000                Partner Communications, Sr. Sub. Note,
                          Series INTL, 13.00%, 8/15/2010                           565,000
   2,000,000              Philippine Long Distance Telephone Co., Sr.
                          Unsub., 11.375%, 5/15/2012                               2,400,000
                          Total                                                    5,237,500
                          Utilities--1.4%
   1,900,000      (2)     CIA Saneamento Basico, Note, Series 144A,
                          12.00%, 6/20/2008                                        2,204,000
                          Total Corporate Bonds (identified cost
                          $42,902,224)                                             47,974,180
                          Governments/Agencies--55.6%
                          Sovereign--55.6%
   2,161,782              Brazil, Government of, 7.00%, 4/15/2012                  2,095,631
   2,500,000              Brazil, Government of, 14.50%, 10/15/2009                3,318,750
   5,100,000              Brazil, Government of, Bond, 11.50%,
                          3/12/2008                                                5,997,600
   2,116,847              Brazil, Government of, C Bond, 8.00%,
                          4/15/2014                                                2,161,724
   1,500,000              Brazil, Government of, Note, 8.75%, 2/4/2025             1,507,500
   4,500,000              Brazil, Government of, Note, 12.00%,
                          4/15/2010                                                5,499,000
   900,000                Bulgaria, Government of, Bond, 8.25%,
                          1/15/2015                                                1,133,640
   700,000                Colombia, Government of, Note, 10.50%,
                          7/9/2010                                                 812,000
   2,700,000              Colombia, Government of, Unsub., 11.375%,
                          1/31/2008                                                4,251,279
   1,200,000              El Salvador, Government of, Bond, 7.75%,
                          1/24/2023                                                1,308,000
   23,690,500             Mexico, Government of, 8.00%, 12/7/2023                  1,733,930
   36,518,900             Mexico, Government of, Bond, 8.00%,
                          12/19/2013                                               2,911,353
   800,000                Mexico, Government of, Bond, 11.50%,
                          5/15/2026                                                1,260,000
   3,200,000              Mexico, Government of, Note, 8.125%,
                          12/30/2019                                               3,823,840
   1,750,000              Peru, Government of, Note, 9.875%, 2/6/2015              2,121,875
   1,000,000              Philippines, Government of, 9.375%, 1/18/2017            1,082,500
   1,250,000              Philippines, Government of, 9.875%, 1/15/2019            1,345,625
   1,400,000              Philippines, Government of, Note, 8.25%,
                          1/15/2014                                                1,416,100
   725,000                Philippines, Government of, Note, 10.625%,
                          3/16/2025                                                815,625
   1,000,000              Republic of Peru, 7.50%, 10/14/2014                      1,435,379
   4,400,000              Russia, Government of, 8.25%, 3/31/2010                  4,891,040
   4,900,000              Russia, Government of, 10.00%, 6/26/2007                 5,496,085
   10,800,000             Russia, Government of, Unsub., 5.00%,
                          3/31/2030                                                11,380,500
   750,000                Russia, Government of, Unsub., 12.75%,
                          6/24/2028                                                1,278,225
   400,000                Turkey, Government of, 9.50%, 1/15/2014                  482,400
   3,350,000              Turkey, Government of, 11.00%, 1/14/2013                 4,309,775
   2,000,000              Turkey, Government of, Bond, 25.00%,
                          11/16/2005                                               1,747,623
   2,800,000              Turkey, Government of, Bond, 8/24/2005                   2,016,175
   1,500,000              Turkey, Government of, Note, 7.375%, 2/5/2025            1,518,750
   825,000                Turkey, Government of, Sr. Unsub., 12.375%,
                          6/15/2009                                                1,031,250
   793,356                Ukraine, Government of, Sr. Note, 10.00%,
                          3/15/2007                                                1,125,530
   513,348                Ukraine, Government of, Sr. Note, 11.00%,
                          3/15/2007                                                548,410
   1,100,000              Venezuela, Government of, 8.50%, 10/8/2014               1,130,250
   2,630,000              Venezuela, Government of, 10.75%, 9/19/2013              3,050,800
   2,370,000              Venezuela, Government of, Bond, 9.25%,
                          9/15/2027                                                2,452,950
   550,000                Venezuela, Government of, Par Bond, 6.75%,
                          3/31/2020                                                544,500
   1,500,000              Venezuela, Government of, Unsub., 5.375%,
                          8/7/2010                                                 1,387,500
                          Total government/agencies (IDENTIFIED COST
                          $79,993,303)                                             90,423,114
                          Purchased Put options--0.0%
   4,700,000              MORGAN STANLEY MXN PUT/USD CALL, Expiration
                          Date 4/25/2005, (IDENTIFIED COST $60,748)                48,645
                          Mutual Fund--7.1%(4)

   690,361                Emerging Markets Fixed Income Core Fund
                          (IDENTIFIED COST $8,145,403)                             11,489,640
                          Repurchase Agreement--3.6%
   5,912,000              Interest in $2,000,000,000 joint repurchase
                          agreement with Barclays Capital, Inc.,
                          2.64%, dated 2/28/2005 to be repurchased at
                          $5,912,434 on 3/1/2005. collateralized by
                          U.S. Government Agency Obligations with
                          various maturities to 11/15/2030, collateral
                          market value $2,040,000,470 (AT AMORTIZED
                          COST)                                                    5,912,000
                          Total Investments---96.9% (identified cost
                          $138,448,001)(5)                                         157,566,776
                          other assets and liabilities---net--3.1%                  4,999,865
                          total net assets---100%                            $     162,566,641

1      Non-income producing security.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At February 28, 2005, these securities amounted to $28,825,285 which represents 17.7% of total net assets.
3      Issuer has defaulted on final principal payment.
4      Affiliated company.
5      At February 28, 2005, the cost of investments for federal tax purposes was $138,881,520.The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $18,685,256. This consists of net unrealized appreciation from investments for those securities having an excess value over cost of $19,704,730 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,019,474.


Note:         The categories of investments are shown as a percentage of total net assets at February 28, 2005.
Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE").
Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the
NYSE. Foreign securities quoted in foreign currencies are translated in U.S.
dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.  Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.










Federated International Small Company Fund
Portfolio of Investments
February 28, 2005 (unaudited)

   Principal
   Amount or                                                                           Value in
    Shares                                                                             U.S. Dollars
                             Common Stocks--92.9%
                             Automobiles & Components--1.7%
   171,100                   Keihin Corp.                                       $      2,941,139
   198,000                   Nhk Spring Co.                                            1,358,007
   242,000                   Showa Corp.                                               3,444,576
                             Total                                                     7,743,722
                             Banks--3.9%
   308,600                   Anglo Irish Bank Corp. PLC                                8,131,796
   460,500                   DePfa Bank PLC                                            7,555,068
   193,700                   Kensington Group PLC                                      1,999,360
                             Total                                                     17,686,224
                             Capital Goods--10.0%
   31,600                    Andritz AG                                                2,749,515
   321,000                   BYD Co. Ltd.                                              985,767
   21,800                    Bekaert NV                                                1,848,899
   307,000                   Central Glass Co., Ltd.                                   2,029,243
   638,000                   Citic Pacific Ltd.                                        1,848,812
   4,500                     Geberit International AG                                  3,603,410
   894,000                   Keppel Corp. Ltd.                                         5,209,212
   348,000                   Koyo Seiko Co.                                            4,910,082
   37,000                    Krones AG                                                 4,531,906
   92,400           (1)      Masonite International Corp.                              3,138,933
   1,043,000                 Nachi Fujikoshi Corp.                                     3,691,506
   329,000                   Nippon Thompson                                           2,338,311
   443,000                   Nsk                                                       2,343,400
   108,100                   THK Co. Ltd.                                              2,342,132
   180,000                   Ushio                                                     3,667,496
                             Total                                                     45,238,624
                             Commercial Services & Supplies--7.7%
   733,800                   A.B.C. Learning Centres                                   3,238,750
   30,200                    Arrk Corp.                                                1,164,205
   51,400                    BWT AG                                                    1,861,478
   663,800                   Capita Group PLC                                          4,838,937
   650,000                   Chiyoda Corp.                                             5,962,790
   78,900                    Forth Ports PLC                                           2,138,372
   65,504                    Grupo Ferrovial, S.A.                                     3,906,642
   504,000                   Meisei Industrial Co., Ltd.                               1,899,522
   56,900                    Meitec Corp.                                              1,953,999
   59,500                    SNC-Lavalin Group, Inc.                                   3,010,216
   24,300                    United Services Group                                     697,916
   221,700                   Vedior NV                                                 4,156,870
                             Total                                                     34,829,697
                             Consumer Durables & Apparel--4.8%
   403,000                   Hitachi Koki Co.                                          3,854,984
   135,200          (1)      Kiryung Electronics                                       1,126,555
   925,000                   Photo-Me International                                    1,849,108
   20,325                    Puma AG Rudolf Dassler Sport                              4,790,310
   54,400                    Rinnai Corp                                               1,334,762
   14,520                    Swatch Group AG, Class B                                  2,016,597
   1,756,000                 Techtronic Industries Co.                                 4,097,884
   50,000                    Tod's SpA                                                 2,399,361
                             Total                                                     21,469,561
                             Diversified Financials--2.4%
   374,600                   Aktiv Kapital ASA                                         7,388,739
   82,514                    Intermediate Capital Group PLC                            1,785,884
   185,000                   Mitsubishi Securities Co. Ltd.                            1,759,040
                             Total                                                     10,933,663
                             Energy--8.5%
   198,900          (1)      Burren Energy PLC                                         2,049,211
   115,900                   Ensign Resource Service Group, Inc.                       2,725,069
   109,000          (1)      Etablissements Maurel et Prom                             2,518,601
   67,100           (1)      Frontline Ltd.                                            3,824,654
   25,400                    Fugro NV                                                  2,362,749
   47,900           (1)      Precision Drilling Corp.                                  3,668,812
   123,900                   ProSafe ASA                                               4,069,752
   194,600                   Saipem SpA                                                2,633,487
   66,500           (1)      TGS Nopec Geophysical Co. ASA                             2,109,377
   19,683                    Technip-Coflexip SA                                       3,495,083
   602,000                   Teikoku Oil Co.                                           4,595,331
   1,569,600                 Wood Group (John) PLC                                     4,412,370
                             Total                                                     38,464,496
                             Food & Staples Retailing--0.5%
   74,700                    Matsumotokiyoshi                                          2,193,696
   13,200                    Ministop Co. Ltd.                                         229,176
                             Total                                                     2,422,872
                             Food Beverage & Tobacco--2.6%
   71,570                    Campari Group                                             4,781,119
   186,000                   IAWS Group PLC                                            2,935,801
   2,165                     Lindt & Spruengli AG                                      3,787,834
                             Total                                                     11,504,754
                             Healthcare Equipment & Services--2.1%
   36,604                    Celesio AG                                                2,767,592
   190,000                   GN Store Nord AS                                          2,061,929
   305,888                   Getinge AB, Class B                                       4,426,938
                             Total                                                     9,256,459
                             Hotels Restaurants & Leisure--3.9%
   47,100                    BETandWIN.com Interactive Entertainment AG                3,704,630
   4,474,000                 China Travel International Investment Hong Kong
                             Ltd.                                                      1,477,193
   424,754                   Enterprise Inns PLC                                       6,119,221
   74,800                    Lottomatica SpA                                           2,961,490
   305,140                   William Hill PLC                                          3,536,743
                             Total                                                     17,799,277
                             Insurance--0.5%
   48,700                    Industrial Alliance Life Insurance Co.                    2,284,170
                             Materials--11.1%
   270,000                   Aichi Steel Corp.                                         1,707,194
   804,500                   Banpu Public Company Ltd. Foreign Shares                  3,744,795
   40,500                    Boehler-Uddeholm AG                                       6,113,604
   111,000          (2)      BorsodChem RT, GDR, 144A                                  1,536,595
   1,932,200        (1)      Corus Group PLC                                           2,209,815
   45,200                    Imerys SA                                                 3,680,875
   221,000                   Kansai Paint Co                                           1,374,115
   963,000                   Mitsubishi Materials Corp.                                2,505,605
   2,070,000                 New Toyo International Holdings Ltd.                      772,197
   723,000                   Nippon Light Metal Co                                     1,977,979
   95,905                    Novozymes A/S, Class B                                    4,743,255
   535,000          (1)      Pacific Metals Co. Ltd.                                   2,737,947
   430,000                   Sumitomo Metal Mining Co. Ltd.                            3,278,267
   154,900                   Teck Corp., Class B                                       5,920,209
   53,000                    Umicore                                                   5,424,914
   446,600                   WMC Resources Ltd.                                        2,685,994
                             Total                                                     50,413,360
                             Media--5.1%
   402,660                   Arnoldo Mondadori Editore                                 4,500,061
   56,550                    G2R, Inc.                                                 1,080,896
   246,200                   Gruppo Editoriale L Espresso                              1,587,649
   680,602                   Hit Entertainment PLC                                     3,283,628
   727,957          (1)      Impresa-Sociedade Gestora de Participacoes SA             5,426,896
   129,162          (1)      JC Decaux SA                                              3,323,112
   180,000          (1)      Trader Classified Media NV                                2,774,361
   222,400                   Woongjin.com                                              1,157,941
                             Total                                                     23,134,544
                             Pharmaceuticals & Biotechnology--4.4%
   35,450           (1)      Actelion Ltd.                                             3,937,532
   1,103,500        (1)      Ark Therapeutics Group PLC                                1,972,614
   125,000          (1)      GPC Biotech AG                                            1,622,085
   55,000           (1)      Intercell AG                                              415,121
   132,400                   Ranbaxy Laboratories Ltd.                                 3,093,276
   55,600                    Recordati SpA                                             1,501,905
   60,900                    Sawai Pharmaceutical Co. Ltd.                             1,887,469
   168,506                   Stada Arzneimittel AG                                     5,600,496
                             Total                                                     20,030,498
                             Real Estate--1.3%
   77,400                    Leopalace21 Corp.                                         1,289,013
   3,920,000                 Midland Realty Holdings Ltd.                              2,236,709
   35,500                    Orco Property                                             2,192,893
                             Total                                                     5,718,615
                             Retailing--4.7%
   622,500                   Esprit Holdings Ltd.                                      4,449,878
   84,700                    Germanos SA                                               2,806,133
   280,000          (1)      I.T. Ltd.                                                 70,010
   691,000                   Lifestyle International Holdings Ltd.                     1,182,833
   17,900                    Nitori Co.                                                1,090,712
   92,200                    Ryohin Keikaku Co. Ltd.                                   4,797,857
   2,458,500                 Signet Group PLC                                          5,292,676
   544,360                   The Carphone Warehouse PLC                                1,736,926
                             Total                                                     21,427,025
                             Semiconductors & Semiconductor Equipment--1.0%
   124,500          (1)      ASM International NV                                      2,337,669
   1,132,000        (1)      ST Assembly Test Services Ltd.                            697,989
   57,200                    Shinkawa Ltd.                                             1,299,503
                             Total                                                     4,335,161
                             Software & Services--4.3%
   82,700           (1)      Amdocs Ltd.                                               2,427,245
   141,075          (1)      Check Point Software Technologies Ltd.                    3,121,990
   103,700          (1)      Cognos, Inc.                                              4,449,767
   65,800                    Dassault Systemes SA                                      3,111,381
   170,000                   Indra Sistemas SA                                         2,942,131
   1,350,000        (1)      SinoCom Software Group LTD.                               709,710
   60,300                    United Internet AG                                        1,833,271
   1,892,000                 United Test and Assembly Center Ltd.                      729,128
                             Total                                                     19,324,623
                             Technology Hardware & Equipment--2.8%
   36,725           (1)      Logitech International SA                                 2,419,031
   75,850                    Neopost SA                                                6,332,543
   28,500                    Reigncom Co. Ltd.                                         719,239
   3,988,000                 Solomon Systech International LTD.                        1,163,320
   470,285                   Wooyoung Co. Ltd.                                         1,383,467
   209,100                   ZTE Corporation                                           768,144
                             Total                                                     12,785,744
                             Telecommunication Services--2.5%
   423,300          (1)      Hanarotelecom, Inc.                                       1,380,097
   110,800                   Millicom International Cellular S. A., ADR                2,485,244
   121,100          (1)      Orascom Telecom Holding, GDR                              4,268,775
   1,274,500        (1)      Versatel Telecom International NV                         3,206,498
                             Total                                                     11,340,614
                             Transportation--5.9%
   84,000                    Cmb SA                                                    3,246,765
   894,000                   Cosco Pacific Ltd.                                        1,988,844
   495,000                   Kawasaki Kisen Kaisha Ltd.                                3,712,263
   17,550                    Kuehne & Nagel International AG - Reg                     3,853,324
   494,000                   Mitsui Osk Lines                                          3,392,883
   957,300                   Patrick Corp. Ltd.                                        4,650,000
   12,500                    Ship Finance International LTD                            277,250
   471,000                   Toll Holdings Ltd.                                        4,848,133
   150,800          (1)      Transurban Group                                          846,017
                             Total                                                     26,815,479
                             Utilities--1.2%
   743,600          (1)      Hera SpA                                                  2,124,357
   104,150                   Public Power Corp.                                        3,251,925
                             Total                                                     5,376,282
                             Total Common Stocks (identified cost
                             $253,027,710)                                             420,335,464
                             Preferred Stocks--0.9%
                             Materials--0.3%
   1,049,600                 Caemi Mineracao e Metalu, Pfd.                            1,082,229
                             Media--0.6%
   142,700                   ProSieben Sat.1 Media AG, Pfd.,  (euro)  0.02 Annual
                             Dividend                                                  2,840,014
                             Total Preferred Stocks (identified cost
                             $3,071,962)                                               3,922,243
                             Mutual Fund--0.7%
   116,333                   India Fund Inc. (IDENTIFIED COST $2,964,774)              3,298,041
                             Repurchase Agreement--1.7%
   7,807,000                 Interest in $2,000,000,000 joint repurchase
                             agreement with Barclays Capital, Inc., 2.640%,
                             dated 2/28/2005 to be repurchased at $7,807,573
                             on 3/1/2005, collateralized by U.S. Government
                             Agency Obligations  with various maturities to
                             11/15/2030, collateral market value
                             $2,040,000,470 (AT AMORTIZED COST)                        7,807,000
                             Total Investments---96.2% (identified cost
                             $266,871,446)(3)                                          435,362,748
                             other assets and liabilities----net-3.8%                  17,114,913
                             total net assets----100%                           $      452,477,661

1      Non-income producing security.
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors (the "Directors"),unless registered under the Act or exempted from registration, may only be sold to qualified
       institutional investors.  At February 28, 2005, these securities amounted to $1,536,595 which represents 0.3% of total net assets.
3      The cost of investments for federal tax purposes was $266,871,446. The net unrealized appreciation of investments on a federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was  $168,491,302.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of  $170,508,904 and net unrealized depreciation from investment for those securities having an excess of cost over value of $2,017,602.


Note:           The categories of investments are shown as a percentage of total net assets at February 28, 2005.
Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock
Exchange (NYSE).Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.
The following acronyms are used throughout this portfolio:
   ADR     --American Depositary Receipt
   GDR     --Global Depositary Receipt









Federated International Value Fund
Portfolio of Investments
February 28, 2005 (unaudited)

                                                                                     Value in
    Shares                                                                           U.S. Dollars
                           Common Stocks--98.2%
                           Automobiles & Components--2.3%
    48,200                 Bayerische Motoren Werke AG                        $      2,064,709
                           Banks--3.8%
    65,800                 ABN AMRO Holdings NV                                      1,811,414
    20,700                 BNP Paribas SA                                            1,502,064
                           Total                                                     3,313,478
                           Commercial Services & Supplies--2.4%
    370,050                Michael Page International PLC                            1,372,792
    25,400                 Miller Herman, Inc.                                       736,092
                           Total                                                     2,108,884
                           Consumer Durables & Apparel--5.0%
    80,380                 Compagnie Financiere Richemont AG                         2,543,452
    12,683                 Hunter Douglas N.V.                                       681,005
    25,700                 Tod's S. p. A.                                            1,233,272
                           Total                                                     4,457,729
                           Diversified Financials--20.8%
    176,600                Amvescap PLC                                              1,157,530
    62,200                 Amvescap PLC, ADR                                         819,796
    34,500                 Credit Suisse Group                                       1,504,585
    29,000                 Euronext NV                                               1,088,650
    76,120                 Janus Capital Group, Inc.                                 1,067,964
    6,180                  Julius Baer Holding Ltd., Zurich, Class B                 2,194,980
    21,995                 Morgan Stanley                                            1,242,058
    177,000                Nikko Cordial Corp.                                       878,735
    45,500                 STOXX 50 LDRS                                             1,749,024
    162,600                Schroders PLC                                             2,300,305
    400,000                iShares MSCI Japan                                        4,324,000
                           Total                                                     18,327,627
                           Energy--8.1%
    60,100                 BP PLC                                                    649,229
    43,600                 GlobalSantaFe Corp.                                       1,635,000
    37,600                 Tidewater, Inc.                                           1,551,752
    4,500                  Total SA, Class B                                         1,068,391
    46,600         (1)     Transocean Sedco Forex, Inc.                              2,259,168
                           Total                                                     7,163,540
                           Food Beverage & Tobacco--10.7%
    203,356                Cadbury Schweppes PLC                                     1,997,399
    183,853                Diageo PLC                                                2,616,874
    38,200                 Heineken NV                                               1,304,018
    8,200                  Nestle SA                                                 2,276,993
    8,600                  Pernod-Ricard                                             1,229,871
                           Total                                                     9,425,155
                           Hotels Restaurants & Leisure--4.5%
    419,595                Hilton Group PLC                                          2,528,453
    68,200                 InterContinental Hotels Group PLC                         873,719
    35,300                 Whitbread PLC                                             612,363
                           Total                                                     4,014,535
                           Household & Personal Products--1.0%
    11,200                 L'Oreal SA                                                877,223
                           Insurance--3.4%
    45,100                 AXA                                                       1,212,897
    56,714                 Sun Life Financial Services of Canada                     1,800,669
                           Total                                                     3,013,566
                           Materials--5.0%
    49,300                 Akzo Nobel NV                                             2,222,806
    1,400                  Givaudan SA                                               943,861
    79,900                 Stora Enso Oyj, Class R                                   1,216,696
                           Total                                                     4,383,363
                           Media--13.1%
    53,500                 Asatsu, Inc.                                              1,606,945
    24,200                 Corus Entertainment, Inc., Class B                        554,281
    40,400                 Grupo Televisa S.A., GDR                                  2,603,780
    180,300                Reed Elsevier PLC                                         1,835,054
    890,000                SCMP Group Ltd.                                           405,118
    22,200                 Viacom, Inc., Class A                                     783,438
    40,000                 Vivendi Universal SA                                      1,262,710
    215,900                WPP Group PLC                                             2,485,802
                           Total                                                     11,537,128
                           Pharmaceuticals & Biotechnology--6.7%
    72,900                 GlaxoSmithKline PLC                                       1,741,750
    36,100                 Novartis AG                                               1,810,595
    49,700                 Takeda Pharmaceutical Co. Ltd.                            2,381,835
                           Total                                                     5,934,180
                           Real Estate--1.4%
    132,086                Sun Hung Kai Properties                                   1,232,122
                           Retailing--1.9%
    768,700                Signet Group PLC                                          1,654,863
                           Telecommunication Services--1.0%
    331,200                Vodafone Group PLC                                        867,389
                           Transportation--6.1%
    685,800        (1)     Airports of Thailand Public Co. Ltd.                      877,157
    184,800                Associated British Ports Holdings PLC                     1,692,591
    24,400                 BAA PLC                                                   285,155
    78,200                 Grupo Aeroportuario del Sureste SA de CV, Class
                           B, ADR                                                    2,489,888
                           Total                                                     5,344,791
                           Utilities--1.0%
    109,600                Scottish Power PLC                                        863,737
                           Total Common Stocks (identified cost
                           $68,608,767)                                              86,584,019
                           Repurchase Agreement--2.0%
$   1,748,000              Interest in $2,000,000,000 joint repurchase
                           agreement with Barclays Capital, Inc., 2.64%,
                           dated 2/28/2005, to be repurchased at
                           $1,748,128 on 3/1/2005, collateralized by U.S.
                           Government Agency Obligations  with various
                           maturities to 11/15/2030, collateral market
                           value $2,040,000,470 (at amortized cost)                  1,748,000
                           TOTAL INVESTMENTS-100.2%
                           (identified cost $70,356,767)(2)                          88,332,019
                           OTHER ASSETS AND LIABILITIES-NET-(0.2)%                   (218,434)
                           TOTAL NET ASSETS-100%                              $      88,113,585

1      Non-income producing security.
2      The cost of investments for federal tax purposes was $70,356,767. The net unrealized appreciation of investments on a federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was  $17,975,252.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of  $19,167,849 and net unrealized depreciation from investment for those securities having an excess of cost over value of $1,192,597.

Note: The categories of investments are shown as a percentage of total net assets at
February 28, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official
closing price reported in the market in which they are primarily     traded (either a
national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock
Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined.  Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.
   ADR     --American Depositary Receipt
   GDR     --Global Depositary Receipt





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005